Investment Objectives and Goals	Aug. 11, 2025
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND INDUSTRIAL SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Industrial Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the industrial sector.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND TELECOM, MEDIA & TECHNOLOGY SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the telecommunications, media and technology sector.

BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND HEALTHCARE SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Healthcare Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the healthcare sector.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND FINANCIAL & REIT SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Financial & REIT Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the financial and REIT sector.

BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND ENERGY SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx USD High Yield Bond Energy Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the energy sector.
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND CONSUMER CYCLICALS SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer cyclicals sector.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND CONSUMER NON-CYCLICALS SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer non-cyclicals sector.

BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND SECTOR ROTATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Sector Rotation ETF (the “Fund”) seeks to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market through other exchange-traded funds (“ETFs”).